Investments in Associates (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments in Associates [Abstract]
Opening balance	$ 13,061,674	$ 13,437,778
Share of associated companies' financial results	253	(6,393)
Investment properties fair value adjustment	(689,246)	(495,736)
Reversal of (provision) for contingent liabilities	250,000	126,025
Share of profit or loss from associates	(438,993)	(376,104)
Ending balance	$ 12,622,681	$ 13,061,674